Fair Value of Financial Instruments - Financial Assets Carries at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total assets	$ 120,457	$ 0
Level 1
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total assets	120,457
Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total assets	0
Level 3
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total assets	0
Money market funds
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total assets	120,457
Money market funds | Level 1
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total assets	120,457
Money market funds | Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total assets	0
Money market funds | Level 3
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total assets	$ 0